Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 15, 2024	Mar. 31, 2024
Subsequent Events [Line Items]
Gross proceeds		$ 6,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Offering issued shares	1,500,000
Per share	$ 4